INCOME TAX EXPENSES (Details narrative)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Fuxin Electroplating
Enterprise Income Tax Rate	25.00%	25.00%
PRC
Enterprise Income Tax Rate	25.00%
Fookhing Zipper
Enterprise Income Tax Rate	15.00%	15.00%
Preferential corporate tax rate	15.00%
Xiamen Industrial
Enterprise Income Tax Rate	25.00%	25.00%
Fook Hing Trading and Fuxing HK
Statutory Income Tax Rate	16.50%	16.50%
Fuxing Dress
Enterprise Income Tax Rate	25.00%	25.00%